SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets Liabilities
Deferred tax assets	$ 66	$ 163
Deferred tax liabilities		(151)
Deferred tax assets/liabilities, net	$ 66	$ 12